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                      SELECT DIMENSIONS LIFE (SERIES I)
                            SEPARATE ACCOUNT FIVE
                       HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-00245



    SUPPLEMENT DATED NOVEMBER 24, 2004 TO THE PROSPECTUS DATED MAY 3, 2004



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    SUPPLEMENT DATED NOVEMBER 24, 2004 TO THE PROSPECTUS DATED MAY 3, 2004


Effective November 1, 2004, the "Value-Added Market Portfolio" of the Morgan Stanley Select Dimensions Investment Series has changed its name to the "Equally-Weighted S&P 500 Portfolio." All references to the "Value-Added Market Portfolio" in the prospectus are deleted and replaced with "Equally-Weighted S&P 500 Portfolio."



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 5120